Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt
Debt

Note 7: Debt

On May 20, 2013, the Company entered into a financing and security agreement and a secured convertible subordinated promissory note with United Fleet Financing LLC “UFF” of which the sole member is a related party and also the owner of ATAH. Pursuant to the terms and conditions of this agreement, UFF has agreed to provide the Company $1,500,000 of financing for working capital. The financing will be provided to the Company in nine scheduled installments beginning June 15, 2013 and ending January 1, 2014, starting with a first installment of $166,000. Each installment payment has a term of 5 years from first installment of funding. Pursuant to the agreement UFF has the option to convert any amounts paid to the Company pursuant to the financing agreement, into common stock at a conversion price of $0.55 per share and receive up to 2,727,272 warrants, each to purchase 1.25 shares of common stock at a per share exercise price of $0.65 with a term of 18 months.
On August 1, 2013, the Company amended the $1.5 million financing and security agreement dated May 20, 2013 to change the payment schedule such that all payments are received by December 31, 2013.
As of September 30, 2013 the Company has received $830,000 in cash related to this agreement and issued 1,886,364 warrants as discussed in Note 9. A debt discount of $301,206 was recorded to reflect a beneficial conversion feature and warrants associated with the cash received. The debt discount is being amortized to interest expense until maturity or its earlier repayment or conversion. As of September 30, 2013, the Company has not issued any shares of its common stock related to this agreement.
On June 20, 2013, the Company entered into a financing and security agreement and secured a convertible promissory note (the “Emerald Note”) in the amount of $200,000 with Emerald Private Equity Fund, LLC (“Emerald”). Pursuant to the terms of the Emerald Note, Emerald agreed to provide the Company with $200,000 upon execution. In connection with this financing, Emerald received a warrant to purchase 714,286 shares of the Company’s common stock at an exercise price of $0.65 per share, exercisable over a five year term. The Emerald Note has a maturity date of five years and bears interest at 8% annually. The unpaid outstanding balance on the Emerald Note may be converted at the option of either party at a rate of two shares of the Company’s restricted common stock for each $0.70.
As of September 30, 2013, the Company has received $200,000 in cash related to this agreement and issued 714,286 warrants as discussed in Note 9. A debt discount of $200,000 was recorded to reflect a beneficial conversion feature and warrants associated with the cash received. The debt discount is being amortized to interest expense until maturity or its earlier repayment or conversion. As of September 30, 2013, the Company has not issued any shares of its common stock related to this agreement.

NOTE 8 — DEBT

Debt consisted of the following as of December 31:

	2012	2011
Line of credit – related party	$—	$110,000
Notes payable
7% note payable issued March 30, 2011, principal and interest due December 31, 2013.	50,000	50,000
7% convertible note payable with related party issued March 31 2012, principal and interest due January 1, 2014.(1)	50,000	—
7% convertible note payable issued July 27, 2012, principal and interest due July 27, 2014.(1)	150,000	—
12% note payable with related party issued August 31, 2012, principal and interest due March 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 22,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(2)	11,000	—
12% convertible note payable issued October 25, 2012, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company's common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 30,000 warrants, each of which allows the lender to purchase one share of the Company's common stock at $0.01, with a term of 18 months.	25,000	—
12% convertible note payable with related party issued April 11, 2012, principal and interest due April 11, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 150,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months.	100,000	—
12% note payable with related party issued November 11, 2011, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.375 of converted dollars.	100,000	100,000
12% convertible note payable issued December 1, 2011, principal and interest due December 1, 2012.(4)	100,000	100,000
12% convertible note payable issued May 30, 2011, principal and interest due January 1, 2014.(1)	60,000	—
21% note payable issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 100,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(3)	30,000	—
21% note payable issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 130,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(2)	65,000	—
	741,000	360,000
Less debt discount	(9,214)	—
Less current portion of notes payable	(150,000)	(250,000)
Long-term notes payable	$581,786	$110,000

(1)
The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of December 31, 2012. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company’s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months.

(2)
For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. As no payment was made on the referenced note payable, the lender received the maximum monthly award each month the note was outstanding. Foregoing warrants are included within warrants granted in Note 9.

(3)
For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000, with $10,000 payments in both November and December 2012. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, and 3,000 warrants in December 2012. Foregoing warrants are included within warrants granted in Note 9.

(4)
The note payable agreement is convertible into 395,000 shares of the Company’s common stock. However, the lender is disputing the conversion terms of the agreement. Additionally, the Company is in default with regards to the note, as the outstanding balance is past due, and has offered to repay the lender in full. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.

As of December 31, 2012, the convertible notes payable are convertible into 1,654,524 common shares of the Company, of which 395,000 convertible shares are currently being disputed as previously discussed, and 922,857 warrants for shares of the Company’s common stock. In accordance with generally accepted accounting principles, the Company is required to consider as of the respective issuance date whether each convertible note payable was issued with a beneficial conversion feature. A beneficial conversion feature exists if the convertible notes payable may be convertible into common stock at an effective conversion price that is lower than the market price of a share of common stock on the date of issuance. The market price of the Company’s common stock as of each issuance date was less than the respective conversion price. Accordingly, the Company determined there to be no beneficial conversion features with regards to each convertible note payable.
Interest expense incurred on all debt, which excludes the expense related to the accretion of the debt discount, was $68,836, $7,903, and $76,739 for the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, respectively. Of the total interest expense incurred on all debt, approximately $22,549, $1,687, and $24,236 pertained to related party notes payable for the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, respectively. Included within interest expense in the accompanying statement of operations for the year ended December 31, 2012 and the period from inception (November 25, 2009) through December 31, 2012, is $16,351 of expense related to the accretion of the debt discount recorded due to the issuance of the warrants associated with the notes payable.

Line of Credit — Related Party

On October 1, 2011, the Company entered into a revolving line of credit agreement and promissory note for a $100,000 original principal amount and an interest rate of 6.0% per annum (the “LOC”). Subsequent the execution of the promissory note, the Company borrowed an additional $10,000 under the same revolving line of credit agreement. The lender is immediate family of one of the members of Echo LLC and is considered a related party. Interest was required to be paid quarterly beginning January 1, 2012 through the maturity date of September 30, 2013. The LOC was amended in June of 2012 such that the quarterly interest payments were not required and interest was due September 30, 2013.
Upon execution and delivery of the LOC, as additional consideration, the lender received, at no cost or expense to the lender, a twelve and one-half percent (12.50%) member interest in Echo LLC. In addition, the lender was afforded the unconditional right, but not the obligation, at any time after the loan amount was fully drawn down, to convert the existing loan indebtedness into an additional twelve and one-half (12.50%) member interest in Echo LLC. On September 10, 2012, $110,000 of the outstanding LOC balance was converted into additional member interest of Echo LLC in accordance with the line of credit agreement. Interest on the LOC was not converted and is included with accrued liabilities in the accompanying balance sheet as of December 31, 2012. The terms of the credit agreement further stipulate the agreement is satisfied in full and of no further force or effect upon the conversion.

Notes Payable

On May 30, 2012, the Company received $12,000 from a related party in exchange for a note payable that included detachable warrants. The Company issued the lender warrants to purchase 24,000 shares of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The warrant issuance is included within warrants granted in Note 9. The note was paid in full during September 2012.